Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	$ 16	$ 16	$ 13
Past Service Costs - Curtailment and Plan Amendments	0	(1)	0
Interest Costs (2)	(3)	(3)	(3)
Re-measurements:
(Gains) Losses From Experience Adjustments	1	4	1
(Gains) Losses From Changes in Demographic Assumptions	0	(1)	0
(Gains) Losses From Changes in Financial Assumptions	(64)	(18)	15
Return on Plan Assets (Excluding Interest Income)	(26)	9	5
Pension and OPEB (Liability) (3)	(25)	(61)
Pension Benefits | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	220	188
Plan Acquisition Upon the Arrangement (1)	0	41
Current Service Costs	16	16
Interest Costs (2)	(7)	(6)
Benefits Paid	(12)	(17)
Plan Participant Contributions	2	2
Re-measurements:
(Gains) Losses From Experience Adjustments	1	4
(Gains) Losses From Changes in Demographic Assumptions	0	(1)
(Gains) Losses From Changes in Financial Assumptions	(64)	(18)
Exchange Rate Movements and Other	2	0
Defined Benefit Obligation, End of Year	172	220	188
Pension Benefits | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	159	117
Plan Acquisition Upon the Arrangement (1)	0	32
Interest Costs (2)	4	3
Employer Contributions	16	9
Benefits Paid	(10)	(13)
Plan Participant Contributions	2	2
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(26)	9
Exchange Rate Movements and Other	2	0
Fair Value of Plan Assets, End of Year	147	159	117
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	8	9	1
Past Service Costs - Curtailment and Plan Amendments	0	(3)	0
Interest Costs (2)	(7)	(6)	0
Re-measurements:
(Gains) Losses From Experience Adjustments	(2)	10	(2)
(Gains) Losses From Changes in Demographic Assumptions	0	(3)	0
(Gains) Losses From Changes in Financial Assumptions	(57)	(30)	1
Return on Plan Assets (Excluding Interest Income)	0	0	0
Pension and OPEB (Liability) (3)	(174)	(225)
OPEB | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	225	20
Plan Acquisition Upon the Arrangement (1)	0	224
Current Service Costs	8	9
Interest Costs (2)	(7)	(6)
Benefits Paid	(8)	(8)
Plan Participant Contributions	0	0
Re-measurements:
(Gains) Losses From Experience Adjustments	(2)	10
(Gains) Losses From Changes in Demographic Assumptions	0	(3)
(Gains) Losses From Changes in Financial Assumptions	(57)	(30)
Exchange Rate Movements and Other	1	0
Defined Benefit Obligation, End of Year	174	225	20
OPEB | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	0	0
Plan Acquisition Upon the Arrangement (1)	0	0
Interest Costs (2)	0	0
Employer Contributions	8	3
Benefits Paid	(8)	(3)
Plan Participant Contributions	0	0
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	0	0
Exchange Rate Movements and Other	0	0
Fair Value of Plan Assets, End of Year	$ 0	$ 0	$ 0